ACCUMULATED LOSSES	12 Months Ended
Jun. 30, 2022
ACCUMULATED LOSSES [Abstract]
ACCUMULATED LOSSES
13.	ACCUMULATED LOSSES
	2022	2021
	US$	US$
Balance at start of year/period	(13,230,837)	-
Net loss for the year/period	(21,521,237)	(13,230,837)
Balance at June 30	(34,752,074)	(13,230,837)